NOTE 18: SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2018
Note 18 Supplemental Disclosure With Respect To Cash Flows
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

NOTE 18: SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

Significant non-cash transactions were as follows:

		Years ended December 31,
	Note	2018	2017	2016
Conversion of convertible debt to share purchase warrants	13	$1,292,265	$–	$–
Shares issued to marketing services company	14(a)	477,180	–	–
Shares issued to former CEO	14(a)	477,180	–	–
Conversion of notes payable into units	13	114,567	–	–
		$2,361,192	$–	$–